RELATED PARTY TRANSACTIONS AND BALANCES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts due from related parties
Current	$ 67.7	$ 55.1
Non-current	67.6	94.1
Analysis of allowances for amounts due from related parties
Amount due to related parties	134.4	93.9
Purchases	450.2	567.2	295.1
Sales	17.0	79.6	64.3
Allowances for amounts due from related parties
Analysis of allowances for amounts due from related parties
Beginning of the year	8.0
Allowances made during the year	21.1	8.0
Closing balance	29.1	8.0
Shunda
Amounts due from related parties
Current		7.8
Analysis of allowances for amounts due from related parties
Amount due to related parties		2.1
Purchases	10.9	167.6	118.3
Sales			6.9
Xian Longi
Amounts due from related parties
Current		1.9
Non-current		15.5
Analysis of allowances for amounts due from related parties
Amount due to related parties	51.4	4.1
Purchases	131.1	243.9	75.6
Sales		4.6	10.8
Nitol
Amounts due from related parties
Current		1.0
Non-current		9.2
Analysis of allowances for amounts due from related parties
Purchases		0.8	0.2
Hoku
Amounts due from related parties
Current	0.3
Non-current	1.9	2.0
Asia Silicon *
Amounts due from related parties
Current	3.4	15.0
Non-current	65.7	67.4
Analysis of allowances for amounts due from related parties
Amount due to related parties	82.5	77.7
Purchases	92.3	76.9
Ningxia Zhongjieneng
Amounts due from related parties
Current	0.3	1.1
Analysis of allowances for amounts due from related parties
Sales		14.6	20.2
Huadian Ningdong
Amounts due from related parties
Current	3.2
Analysis of allowances for amounts due from related parties
Amount due to related parties		2.8
Ningxia Diantou
Amounts due from related parties
Current	3.5
Analysis of allowances for amounts due from related parties
Sales	0.4	1.2	7.1
Wuxi Sunshine
Amounts due from related parties
Current	50.8	24.2
Analysis of allowances for amounts due from related parties
Amount due to related parties	0.1	6.7
Purchases	263.8	5.9
Sales	4.0	6.7
Jiangsu Dongtai
Amounts due from related parties
Current	4.8	3.6
Analysis of allowances for amounts due from related parties
Sales	11.7
Suntech Macao
Amounts due from related parties
Current	0.1	0.1
Wuxi Wontech
Amounts due from related parties
Current		0.1
Infigen Suntech Australia
Amounts due from related parties
Current	1.3	0.3
Senior management
Analysis of allowances for amounts due from related parties
Amount due to related parties	0.4	0.5
Glory
Analysis of allowances for amounts due from related parties
Purchases		72.1	101.0
Sales		8.9	11.3
Guoxin Huaian
Analysis of allowances for amounts due from related parties
Sales	0.1	3.1	2.1
Ningxia Huadian
Analysis of allowances for amounts due from related parties
Sales	0.8	17.1	5.9
Jiangsu Huadian
Analysis of allowances for amounts due from related parties
Sales		$ 23.4